Other related party transactions (Details Narrative) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Board of Directors [Member]
Accounts Payable And Accrued Liabilities	$ 16,000	$ 1,570
Executive Officer [Member]
Accounts Payable And Accrued Liabilities	$ 11,467	$ 0